GOODWILL	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Goodwill	GOODWILL
The following table presents the balance and nature of the changes in goodwill:

	Cost		Accumulated Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020
Balance, beginning of year	$15,539	$15,412	$(825)	$(862)	$14,714	$14,550
Acquisitions through business combinations	6,591	145	—	—	6,591	145
Impairment losses	—	—	(177)	(3)	(177)	(3)
Foreign currency translation and other[1]	(914)	(18)	13	40	(901)	22
Balance, end of year	$21,216	$15,539	$(989)	$(825)	$20,227	$14,714
1.Includes adjustment to goodwill based on final purchase price allocation.
Goodwill is allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2021	2020
Infrastructure	(a)	$8,979	$6,634
Private Equity	(b)	8,585	5,244
Real Estate	(c)	1,248	1,404
Renewable Power and Transition	(d)	966	970
Asset Management		361	368
Corporate Activities and Residential Development		88	94
Total		$20,227	$14,714

a)    Infrastructure
Goodwill in our Infrastructure segment increased from prior year primarily due to the acquisition of IPL completed in 2021.
In addition to goodwill from acquisitions completed in 2021, goodwill is attributable to our North American rail operations, North American residential energy infrastructure operation, Western Canadian natural gas gathering and processing operation, U.S. data center operation, Brazilian regulated transmission operation, Colombian natural gas distribution operation, and U.K. telecom tower operation.
The valuation assumptions used to determine the recoverable amount of goodwill has been determined using a discounted cash flow model. The key inputs are discount rates ranging from 11% – 14%, terminal capitalization multiples of 6x – 20x and cash flow periods from 6 – 20 years. The recoverable amounts for the years ended 2021 and 2020 were determined to be in excess of their carrying values.
b)    Private Equity
Goodwill in our Private Equity segment increased from prior year largely due to the acquisitions of a modular building leasing services operation and an engineered components manufacturer. These acquisitions were partially offset by the adverse impact of foreign currency translation and an impairment loss in our offshore oil services operation.
c)    Real Estate
Goodwill in our Real Estate segment is primarily attributable to Center Parcs U.K. Its recoverable amounts for the years ended 2021 and 2020 were determined to be in excess of its carrying values.
The valuation assumptions used to determine the recoverable amount for Center Parcs were a discount rate of 9.3% (2020 –  9.5%) based on a market-based-weighted-average cost of capital, and a long-term growth rate of 3.0% (2020 – 3.0%).
The valuation assumptions used to determine the recoverable amount for IFC Seoul in 2020 were a discount rate of 7.2% based on a market-based-weighted-average cost of capital and a long-term growth rate of 2.8%. IFC Seoul has been classified as an asset held for sale in 2021.
d)    Renewable Power and Transition
Goodwill in our Renewable Power and Transition segment, which is primarily attributable to a hydroelectric portfolio, arose from the inclusion of a deferred tax liability as the tax bases of the net assets acquired were lower than their fair values. The goodwill is recoverable as long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred.
Inputs used to Determine Recoverable Amounts of Goodwill
The recoverable amounts used in goodwill impairment testing are calculated using discounted cash flow models based on the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate/multiple	• Increases (decreases) in terminal capitalization rate/multiple decrease (increase) the recoverable amount
•    Increases (decreases) in terminal capitalization rates/multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates

	• Exit date/terminal year of cash flows	• Increases (decreases) in the exit date/terminal year of cash flows decrease (increase) the recoverable amount
•    Increases (decreases) in the exit date/terminal year of cash flows tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year